ACQUISITIONS AND DIVESTITURES - NARRATIVE (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Acquisitions and Disposals [Line Items]
Acquisitions of businesses, equity method investments and nonmarketable securities		$ 315	$ 62	$ 73
Proceeds from disposals of businesses, equity method investments and nonmarketable securities		3,485	430	458
Proceeds from Divestiture of Businesses and Interests in Affiliates				123
Equity Method Investment, Realized Gain (Loss) on Disposal				13
PAM Investments
Significant Acquisitions and Disposals [Line Items]
Acquisitions of businesses, equity method investments and nonmarketable securities		226
Equity method investee in Thailand
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates		718
Equity Method Investment, Realized Gain (Loss) on Disposal		506
Equity method investee in North America
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates		554
Equity Method Investment, Realized Gain (Loss) on Disposal		338
Certain additional bottling operations in India
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses		17
Gain (Loss) on Disposition of Business		13
Equity method investee in Indonesia
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates			302
Equity Method Investment, Realized Gain (Loss) on Disposal			12
Equity method investee in Pakistan
Significant Acquisitions and Disposals [Line Items]
Receivable with Imputed Interest, Face Amount			200
Proceeds from Divestiture of Businesses and Interests in Affiliates			100
Equity Method Investment, Realized Gain (Loss) on Disposal			82
Cambodia Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses				228
Gain (Loss) on Disposition of Business				$ 153
Certain bottling operations in India
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses		474
Gain (Loss) on Disposition of Business		290
Bangladesh Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses		27
Receivable with Imputed Interest, Face Amount		29
Gain (Loss) on Disposition of Business		(18)
Philippines Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses		1,652
Gain (Loss) on Disposition of Business		$ 595
Vietnam Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses	$ 823
Gain (Loss) on Disposition of Business			$ 439